Litigation - Romania (Details) € in Millions, RON in Millions	Apr. 16, 2021 EUR (€)	Dec. 18, 2018 EUR (€)	Dec. 18, 2018 RON
Bouygues Telecom
Disclosure of contingent liabilities [line items]
Claims made against entity in litigation cases	€ 78
Orange Romania [member] | ROMANIA
Disclosure of contingent liabilities [line items]
Fines imposed		€ 13	RON 65